SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Ordinary Share (Details)	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of warrants (shares) | shares	12,521,494
Reconciliation of Net Loss per Common Share
Interest earned on marketable securities held in Trust Account	$ 49,590
Net loss	(1,658,775)
Redeemable Class A Common Stock
Reconciliation of Net Loss per Common Share
Interest earned on marketable securities held in Trust Account	43,349
Net income allocable to shares subject to possible redemption	$ 43,349
Basic and diluted weighted average shares outstanding | shares	21,396,989
Basic and diluted weighted average shares outstanding | shares	21,396,989
Basic and diluted net loss per share | $ / shares	$ 0.00
Non-Redeemable Class A and Class B Common Stock
Reconciliation of Net Loss per Common Share
Net loss	$ (1,658,775)
Net income allocable to shares subject to possible redemption	(43,349)
Non-Redeemable Net Loss	$ (1,702,124)
Basic and diluted weighted average shares outstanding | shares	7,230,225
Basic and diluted net loss per share | $ / shares	$ (0.24)